RESTRUCTURING COSTS - Narrative (Q3) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2020
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs	$ 3	$ 34	$ 19	$ 97	$ 126	$ 80	$ 111
2020 Actions
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs	5		18
Restructuring reserve	10		10		0			$ 9
2019 Actions
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs	0		3	82
Restructuring reserve	22		22		44			$ 27
2018 and Prior Actions
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs			(2)	16
Restructuring reserve	7	28	7	28
Cost of sales
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs	(1)	14	5	27	36	36	48
Cost of sales | 2020 Actions
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs			7
Cost of sales | 2019 Actions
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs			0	20
Cost of sales | 2018 and Prior Actions
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs			(1)	7
Selling, general and administrative
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs	$ 4	$ 20	14	70	$ 90	$ 44	$ 63
Selling, general and administrative | 2020 Actions
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs			11
Selling, general and administrative | 2019 Actions
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs			3	62
Selling, general and administrative | 2018 and Prior Actions
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs			$ (1)	$ 9